Long-Term Borrowings (Schedule Of Outstanding Long-Term Borrowings) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Long-term borrowings	$ 19,508.8	[1]	$ 18,484.5	[1]
CIT Group Inc. [Member]
Debt Instrument [Line Items]
Long-term borrowings	13,531.8	[1]
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term borrowings	5,977.0	[1]
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings	13,532.3	[1]	12,531.6	[1]
Senior Unsecured Notes [Member] | CIT Group Inc. [Member]
Debt Instrument [Line Items]
Long-term borrowings	13,531.8	[1]
Senior Unsecured Notes [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term borrowings	0.5	[1]
Series C Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings	5,250.0
Unsecured Notes Issued After March 9, 2012 [Member]
Debt Instrument [Line Items]
Long-term borrowings	8,243.1
Other Debt [Member]
Debt Instrument [Line Items]
Long-term borrowings	39.2
Secured Borrowings - Excuding Student Loan Debt [Member]
Debt Instrument [Line Items]
Long-term borrowings	5,976.5		5,952.9
Secured Borrowings - Excuding Student Loan Debt [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term borrowings	$ 5,976.5

[1]	Senior Unsecured Notes at March 31, 2014 were comprised of $8,243.1 million of Unsecured Notes, $5,250.0 million of Series C Notes and $39.2 million of other unsecured debt.In April 2014, the Company sold the student loan business and the debt secured by the loans was extinguished.